Assets held for sale (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets held for sale	CAD 374	CAD 152
Heavy equipment
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets held for sale	374	152
Heavy equipment | Depreciation expense
Property, Plant and Equipment [Line Items]
Impairment of equipment assets held for sale	CAD 1,556	CAD 1,384